Stockholders’ Equity Deficiency (Details Narrative) - The Arena Group Holdings Inc [Member] - USD ($)																			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 10, 2023	Jul. 21, 2023	Apr. 17, 2023	Mar. 31, 2023	Mar. 31, 2023	Nov. 22, 2022	Mar. 25, 2022	Mar. 22, 2022	Mar. 11, 2022	Mar. 11, 2022	Feb. 15, 2022	Feb. 15, 2022	Jan. 24, 2022	Jun. 04, 2021	Jun. 02, 2021	May 25, 2021	Jun. 14, 2019	Oct. 18, 2018	Jan. 24, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 02, 2022	Mar. 10, 2022	Dec. 18, 2020	Oct. 26, 2020	May 20, 2020	Jun. 15, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock authorized																				1,000,000,000		1,000,000,000		1,000,000,000	1,000,000,000			100,000,000
Common stock, par value																				$ 0.01		$ 0.01		$ 0.01	$ 0.01
Stock price																											$ 8.25
Gross proceed from offerings																							$ 94,000	$ 32,058,000
Offering costs																							1,568,000	$ 1,568,000
Issuance of common stock in connection with public offering, shares
Preferred stock stated par value																				$ 0.01		$ 0.01		$ 0.01
Number of share issued value																							30,490,000	$ 30,490,000	19,838,000
Net proceed from offerings																						$ 32,058,000
Stock issue of conversion of convertible securities							$ 511	$ 511												11,508,000			$ 511,000	$ 710,000	$ 4,530,000
Underwriting Public Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares sold									4,181,603	545,239	4,181,603	3,636,364			324,676	974,351								4,181,603
Stock price									$ 8.25	$ 8.25
Gross proceed from offerings									$ 34,498,000		$ 34,498,000													$ 34,498,000
Offering costs																						1,568,000		1,568,000
Proceeds from issuance of common stock																						30,490,000		30,490,000
Net proceed from offerings																								$ 32,058,000
Underwriting Overallotment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares sold									545,239		3,636,364
B.Riley [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering costs																						$ 2,440,000
Series H Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering costs																				$ 1,348
Conversion of shares issued			207,000																	14,904		1,981,128
Conversion of shares converted	12,748	108	1,500																	12,856		1,500
Issuance of common stock in connection with public offering, shares							70,380	70,380
Conversion of shares							510	510												12,856
Conversion of stock amount																				$ 12,856		$ 1,500
Preferred stock stated par value																				$ 1,000		$ 1,000
Purchasers [Member] | Stock Purchase Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value				$ 0.01	$ 0.01
Number of common shares sold				317,518	2,963,918
Stock price				$ 3.88	$ 3.88
Gross proceed from offerings					$ 11,500,000
Offering costs					356,000
Proceeds from issuance of common stock					$ 11,144,000
Shares issued price per share				$ 3.88	$ 3.88
Several Investors [Member] | Several Stock Purchase Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares sold																			505,655
Issuance of common stock in connection with public offering, shares													505,655
Shares issued price per share													$ 13.86						$ 13.86
Loss contingency damages sought value													$ 7,008,000
Number of share issued value													6,685,000						$ 6,685,000
Recognized gain on liquidated damages													$ 323,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued to certain employees																				5,442	541,719	425,901	718,530		48,856
Shares issued in connection with asset acquistion																				28,979		28,979		330,863
Conversion of shares issued																				1,759,224
Issuance of common stock in connection with public offering, shares																							4,181,603	4,181,603	1,299,027
Conversion of shares																				1,774,128			70,380	97,980	624,111
Conversion of stock amount																				$ 11,508		$ 13,008
Number of share issued value																							$ 42,000	$ 42,000	$ 13,000
Stock issue of conversion of convertible securities																				$ 18,000			$ 1,000	$ 1,000	7,000
Strome Warrant [Member] | Security Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price																															$ 11.00
Exeercise price																															68,182
B Riley Warrants [Member]. | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price																		$ 22.00
Exeercise price																		39,774
Warrant exercise price increase																		$ 7.26
Financing Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price																								$ 10.61
Number of shares issued during period, shares																								$ 133
Publisher Partner Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exeercise price																													6,819	90,910
All Hip Hop Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price																													$ 14.30
Exeercise price																													5,681
ABG Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exeercise price																	999,540
Expiration date																	10 years
Eighty-Four Cents Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price																	$ 18.48
ABG Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant or Right, Reason for Issuance, Description																	(1) 40% of the $9.24 Warrants and 40% of the $18.48 Warrants vest in equal monthly increments over a period of two years beginning on the one year anniversary of the date of issuance of the warrants (any unvested portion of such warrants to be forfeited by ABG upon certain terminations by the Company of the Sports Illustrated Licensing Agreement) (the “Time-Based Warrants”); (2) 60% of the $9.24 Warrants and 60% of the $18.48 Warrants vest based on the achievement of certain performance goals for the licensed brands in calendar years 2020, 2021, 2022, or 2023; (3) under certain circumstances the Company may require ABG to exercise all (and not less than all) of the warrants, in which case all of the warrants will be vested; (4) all of the warrants automatically vest upon certain terminations of the Licensing Agreement by ABG or upon a change of control of the Company (the “Performance-Based Warrants”); and (5) ABG has the right to participate, on a pro-rata basis (including vested and unvested warrants, exercised or unexercised), in any future equity issuance of the Company (subject to customary exceptions)
ABG Time Based Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exeercise price														99,954
Warrant exercise price increase														$ 9.24
Original warrant granted														199,908
Warrant exercise price increase														$ 18.48
ABG Performance Based Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price														$ 149,931
Original warrant granted														299,862
ABG Performance Based Warrans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exeercise price														149,931
Warrant exercise price increase														$ 9.24
Warrant exercise price increase														$ 18.48
New Publisher Partner Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exeercise price																										33,000
Series H Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock in connection with public offering, shares																				1,774,128
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued to certain employees						725,000
Number of share issued value																								$ 8,707,000	$ 285,000
Restricted Stock Units (RSUs) [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued to certain employees																								34,395	34,395
Shares issued in connection with asset acquistion																								11,667	11,667
Restricted Stock Units (RSUs) [Member] | Common Stock [Member] | Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued to certain employees																								832,233	832,233
Restricted Stock Units (RSUs) [Member] | Common Stock [Member] | Board [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued																								22,728	22,728